Financial risk management: (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management:
Schedule of exchange rate risk

	December 31,
	2019		2020
Monetary position:
Asset	Ps.	164,370	Ps.	88,426
Liability		(4,853)		(5,578)
	Ps.	159,517	Ps.	82,848

Schedule of liquidity position

December 31, 2019	Cash and equivalents		Total Debt		Debt term short		Debt term long
Mexico	Ps.	4,991,567	Ps.	3,992,467	Ps.	23,998	Ps.	3,968,469
Aerostar		698,466		6,799,941		311,372		6,488,569
Airplan		502,646		2,920,485		214,237		2,706,248
Total	Ps.	6,192,679	Ps.	13,712,893	Ps.	549,607	Ps.	13,163,286

December 31, 2020	Cash and equivalents		Total Debt		Debt term short		Debt term long
Mexico	Ps.	4,058,495	Ps.	3,971,210	Ps.	322,209	Ps.	3,649,001
Aerostar		804,634		7,171,278		529,337		6,641,941
Airplan		329,499		2,757,858		287,204		2,470,654
Total	Ps.	5,192,628	Ps.	13,900,346	Ps.	1,138,750	Ps.	12,761,596

Schedule of liquidity risk

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2019	3 months		and one year		and 2 years		5 years
Bank loans and interest	Ps.	14,639	Ps.	223,596	Ps.	228,073	Ps.	6,446,644
Long term debt		111,676		199,696		204,492		6,284,077
Suppliers		245,100
Accounts payable and accrued expenses		1,378,657

At December 31, 2020
Bank loans and interest	Ps.	11,176	Ps.	797,339	Ps.	2,238,558	Ps.	3,881,097
Long term debt		114,420		215,815		233,123		6,408,818
Suppliers		353,806
Accounts payable and accrued expenses		1,187,345

Schedule of short term liquidity

	December 31,
	2019		2020

Current assets	Ps.	7,845,856	Ps.	7,716,049
Current liabilities		2,560,020		2,767,087

Short term position (liquidity)	Ps.	5,285,836	Ps.	4,948,962